Other Disclosures	6 Months Ended
Jun. 30, 2022
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1Related party disclosures

The Company is controlled by NB FP Investment K/S and its affiliates (collectively, “NB”). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB.

A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as “Danish Legal Services.” The director serves on the Company’s board of directors in his individual capacity and not as a representative of the law firm.

The following table provides the total amount of transactions that have been entered into with related parties for each of the six-month periods ended June 30, 2022 and 2021. The amounts stated below exclude VAT:

	Six-Month Period Ended June 30,
	2022	2021
	USD ‘000	USD ‘000
Purchase of services from NB	39	41
Danish Legal Services	205	215

The following table provides the total amount owed to and receivable from related parties at June 30, 2022 and December 31, 2021. The amounts stated below exclude VAT:

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Amounts owed to related parties	85	2
Amounts receivable from related parties	—	—

6.2Events after the reporting period

Subsequent to June 30, 2022, there were no events that are required to be reported except the matters discussed in Notes 1.2 and 3.1 regarding the Opposition Proceeding and the tax audit in Germany as well as FP GmbH. In addition, on November 9, 2022, the Company’s board of directors approved the exercise of 600,000 equity awards that yielded proceeds to the Company of $1,000.